Expense Example - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Value Fund - Fidelity Blue Chip Value Fund
Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990